Accumulated Benefit Obligation and Projected Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 4,387	$ 3,594
Accumulated benefit obligation	3,869	3,230
Fair value of plan assets	$ 1,991	$ 1,731